Annual Fund Operating Expenses (Invesco Basic Balanced Fund, Institutional Class, Invesco Basic Balanced Fund)	12 Months Ended
May 02, 2011
Invesco Basic Balanced Fund | Institutional Class, Invesco Basic Balanced Fund
Annual Fund Operating Expenses
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.73%